Structured Entities (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities

Carrying Amount and Maximum Exposure to Unconsolidated Structured Entities
(millions of Canadian dollars)							As at
			October 31, 2020				October 31, 2019
	Securitizations	Investment funds and trusts	Other	Total	Securitizations	Investment funds and trusts	Other	Total

FINANCIAL ASSETS
Trading loans, securities, and other	$8,764	$845	$–	$9,609	$8,450	$1,096	$–	$9,546
Non-trading financial assets at fair value through profit or loss	3,680	513	68	4,261	3,649	488	–	4,137
Derivatives[1]	–	368	6	374	–	64	6	70
Financial assets designated at fair value through profit or loss	–	23	–	23	–	4	–	4
Financial assets at fair value through other comprehensive income	30,278	2,395	7	32,680	34,451	1,550	9	36,010
Debt securities at amortized cost, net of allowance for credit losses	104,914	28	–	104,942	85,456	–	–	85,456
Loans	2,134	5	–	2,139	1,314	5	–	1,319

Other	8	–	3,098	3,106	6	–	3,027	3,033

Total assets	149,778	4,177	3,179	157,134	133,326	3,207	3,042	139,575

FINANCIAL LIABILITIES
Derivatives[1]	–	150	–	150	–	395	–	395

Obligations related to securities sold short	3,337	335	–	3,672	3,164	503	–	3,667

Total liabilities	3,337	485	–	3,822	3,164	898	–	4,062

Off-balance sheet exposure[2]	16,431	5,105	1,289	22,825	17,233	4,234	1,222	22,689
Maximum exposure to loss from involvement with unconsolidated structured entities	$162,872	$8,797	$4,468	$176,137	$147,395	$6,543	$4,264	$158,202

Size of sponsored unconsolidated structured entities[3]	$10,862	$37,286	$1,200	$49,348	$10,068	$37,638	$1,200	$48,906

[1]

Derivatives primarily subject to vanilla interest rate or foreign exchange risk are not included in these amounts as those derivatives are designed to align the structured entity’s cash flows with risks absorbed by investors and are not predominantly designed to expose the Bank to variable returns created by the entity.

[2]

For the purposes of this disclosure, off-balance sheet exposure represents the notional value of liquidity facilities, guarantees, or other off-balance sheet commitments without considering the effect of collateral or other credit enhancements.

[3]

The size of sponsored unconsolidated structured entities is provided based on the most appropriate measure of size for the type of entity: (1) The par value of notes issued by securitization conduits and similar liability issuers; (2) the total AUM of investment funds and trusts; and (3) the total fair value of partnership or equity shares in issue for partnerships and similar equity issuers.